Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

September 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (91.9%)
Advertising (0.4%)
$625	TripAdvisor, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/22 @ 103.50)(1)	(BB-, B1)	07/15/25	7.000	$652,734

Aerospace and Defense (1.3%)
800	TransDigm, Inc., Global Company Guaranteed Notes (Callable 03/15/22 @ 103.75)	(B-, B3)	03/15/27	7.500	832,000
1,250	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/22 @ 103.13)(1)	(B+, Ba3)	03/15/26	6.250	1,306,937

					2,138,937

Air Transportation (0.4%)
685	Mileage Plus Intellectual Property Assets, Ltd. Rule 144A, Senior Secured Notes (Callable 06/30/23 @ 103.25)(1)	(NR, Baa3)	06/20/27	6.500	714,969

Auto Parts & Equipment (2.5%)
200	Adient U.S. LLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 104.50)(1)	(B+, Ba3)	04/15/25	9.000	220,875
2,310	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(CCC+, Caa1)	05/15/27	8.500	2,388,887
1,300	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(CCC, Caa1)	11/15/26	5.625	913,250
625	Delphi Technologies PLC, Rule 144A, Company Guaranteed Notes (1)	(BB-, B3)	10/01/25	5.000	715,234

					4,238,246

Automakers (0.7%)
400	Ford Motor Co., Global Senior Unsecured Notes	(BB+, Ba2)	04/21/23	8.500	436,638
675	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB, B2)	07/15/28	6.250	713,391

					1,150,029

Brokerage (0.7%)
1,098	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/22 @ 104.31)(1)	(BB-, Ba3)	06/15/25	8.625	1,187,899

Building & Construction (0.9%)
400	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/22 @ 103.75)(1)	(B+, B3)	02/15/25	7.500	405,250
1,025	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(1)	(BB, Ba3)	05/01/26	5.625	1,061,962

					1,467,212

Building Materials (6.5%)
1,455	BMC East LLC, Rule 144A, Senior Secured Notes (Callable 10/16/20 @ 102.75)(1)	(BB, B1)	10/01/24	5.500	1,497,741
325	Core & Main LP, Rule 144A, Senior Unsecured Notes (Callable 11/02/20 @ 103.06)(1)	(CCC+, Caa2)	08/15/25	6.125	329,810
1,050	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B3)	02/01/28	5.750	1,108,863
1,650	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	1,725,999
400	Jeld-Wen, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/22 @ 103.12)(1)	(BB+, Ba2)	05/15/25	6.250	428,000
2,797	Omnimax International, Inc., Rule 144A, Senior Secured Notes (1),(2)	(D, Caa3)	08/15/21	12.000	2,289,450
2,450	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 11/02/20 @ 100.00)(1),(3)	(CCC+, Caa2)	05/15/23	9.000	2,364,250
200	Summit Materials Finance Corp. Rule 144A, Company Guaranteed Notes (Callable 07/15/23 @ 102.63)(1)	(BB, B2)	01/15/29	5.250	208,625
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/22 @ 103.56)(1)	(BB-, B2)	06/15/25	7.125	545,312
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB-, B2)	06/15/28	7.250	548,540

					11,046,590

Cable & Satellite TV (3.9%)
685	CSC Holdings LLC, Global Senior Unsecured Notes	(B, B3)	06/01/24	5.250	735,947

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV
$500	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.75)(1)	(BB, Ba3)	05/15/26	5.500	$520,625
50	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB, Ba3)	04/15/27	5.500	52,680
850	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB, Ba3)	02/01/28	5.375	899,938
1,023	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 102.69)(1)	(B, B3)	08/15/27	5.375	1,054,774
1,400	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,475,250
500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(1),(4)	(BB-, Ba3)	04/15/27	5.000	678,571
1,214	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	1,273,905

					6,691,690

Chemicals (5.3%)
900	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/02/20 @ 103.13)(1)	(CCC, Caa2)	02/01/25	6.250	916,875
1,700	Atotech Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 11/02/20 @ 101.00)(1),(5)	(CCC, Caa2)	06/01/23	8.750	1,710,446
200	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	212,250
500	GCP Applied Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 102.75)(1)	(BB, B1)	04/15/26	5.500	511,780
1,440	Ingevity Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	1,446,998
800	Nouryon Holding B.V., Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 103.25)(1),(6)	(B-, Caa1)	10/01/26	6.500	973,690
276	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (1),(2),(7),(8),(9)	(NR, NR)	05/01/18	9.000	3,730
1,500	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1),(3)	(B, B3)	04/15/26	6.500	1,502,813
1,700	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 11/02/20 @ 104.31)(1)	(CCC+, Caa1)	07/15/25	5.750	1,467,313
200	Venator Materials LLC, Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 107.13)(1)	(B, B1)	07/01/25	9.500	213,000

					8,958,895

Consumer/Commercial/Lease Financing (1.0%)
1,750	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(B+, Ba3)	02/01/28	4.750	1,771,613

Diversified Capital Goods (0.6%)
1,000	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	1,073,560

Electronics (1.8%)
1,750	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(1)	(BB, Ba2)	02/10/26	4.625	1,793,417
1,200	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes (1)	(BB+, Ba3)	10/01/25	5.000	1,292,250

					3,085,667

Energy - Exploration & Production (2.2%)
525	Aker BP ASA, Rule 144A, Senior Unsecured Notes (Callable 03/31/21 @ 102.94)(1)	(BBB-, Ba1)	03/31/25	5.875	546,038
800	Laredo Petroleum, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 107.59)	(B-, Caa1)	01/15/28	10.125	473,920
1,826	Talos Production Finance, Inc., Global Secured Notes (Callable 11/02/20 @ 102.75)	(NR, NR)	04/03/22	11.000	1,753,185
1,500	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/02/20 @ 104.88)(1)	(B, Caa3)	11/01/23	9.750	1,036,740

					3,809,883

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Environmental (0.3%)
$425	GFL Environmental, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.56)(1)	(BB-, Ba3)	12/15/26	5.125	$439,429

Forestry & Paper (0.3%)
525	Norbord, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/22 @ 102.88)(1)	(BB+, Ba1)	07/15/27	5.750	556,427

Gaming (4.9%)
500	Boyd Gaming Corp., Global Company Guaranteed Notes (Callable 08/15/21 @ 103.00)	(B-, Caa1)	08/15/26	6.000	517,405
1,665	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	1,677,179
2,293	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 11/02/20 @ 104.13)(1)	(CCC-, Caa3)	03/01/24	8.250	1,945,943
120	Golden Nugget, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/02/20 @ 104.38)(1),(3)	(CCC, Caa3)	10/01/25	8.750	94,875
2,100	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/30/20 @ 101.69)(1)	(CCC, Caa2)	10/15/24	6.750	1,756,125
1,469	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 11/02/20 @ 105.91)(1)	(B-, B3)	02/01/24	7.875	1,438,849
750	MGP Finance Co-Issuer, Inc., Global Company Guaranteed Notes (Callable 11/01/26 @ 100.00)	(BB-, B1)	02/01/27	5.750	809,299

					8,239,675

Gas Distribution (1.0%)
164	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 11/02/20 @ 101.50)	(B+, B1)	05/15/23	6.000	149,343
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 11/02/20 @ 101.88)	(B+, B1)	06/15/24	5.625	641,122
425	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 11/02/20 @ 104.88)	(B+, B1)	10/01/25	6.500	368,422
675	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(B+, B1)	05/15/26	6.250	564,482

					1,723,369

Health Facilities (0.8%)
750	HCA, Inc., Company Guaranteed Notes (Callable 03/01/28 @ 100.00)	(BB-, Ba2)	09/01/28	5.625	859,294
500	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1),(3)	(CCC, Caa2)	04/15/27	10.000	533,437

					1,392,731

Health Services (1.7%)
925	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/16/20 @ 102.56)(1)	(BB-, Ba3)	10/01/24	5.125	950,340
1,850	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC, Caa3)	02/01/28	9.250	1,928,625

					2,878,965

Insurance Brokerage (2.9%)
2,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	1,968,500
1,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	1,110,000
780	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	825,337
1,000	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	1,013,625

					4,917,462

Investments & Misc. Financial Services (2.0%)
785	AG Issuer LLC, Rule 144A, Senior Secured Notes (Callable 03/01/23 @ 103.13)(1)	(B-, B2)	03/01/28	6.250	783,037

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Investments & Misc. Financial Services
$2,425	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(1)	(B, B1)	05/01/26	8.000	$2,554,883

					3,337,920

Machinery (1.5%)
100	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.50)(1)	(CCC, Caa1)	10/01/27	11.000	103,000
470	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/22 @ 102.88)(1)	(B+, Ba2)	07/31/27	5.750	476,756
400	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 06/15/22 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	427,250
1,485	Rexnord LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.44)(1)	(BB-, B1)	12/15/25	4.875	1,509,131

					2,516,137

Media - Diversified (0.4%)
550	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(CCC+, Caa1)	08/15/26	5.750	375,958
250	National CineMedia LLC, Rule 144A, Senior Secured Notes (Callable 04/15/23 @ 102.94)(1)	(B, B1)	04/15/28	5.875	209,375

					585,333

Media Content (0.9%)
980	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1)	(B, B3)	08/15/27	6.625	511,437
615	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(1)	(BB-, Ba3)	08/15/26	5.375	436,598
587	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	630,658

					1,578,693

Metals & Mining - Excluding Steel (3.8%)
1,550	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(1)	(B, Ba3)	01/15/24	4.875	1,532,400
200	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 11/02/20 @ 103.63)(1)	(CCC+, Caa2)	04/01/23	7.250	200,055
1,500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(1)	(CCC+, NR)	03/01/26	6.875	1,448,437
620	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/23 @ 102.31)(1)	(BB+, B1)	03/01/28	4.625	579,198
300	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(B+, B2)	01/30/30	4.750	295,271
2,550	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 11/02/20 @ 102.19)(1)	(CCC+, Caa1)	06/15/22	8.750	2,437,838

					6,493,199

Metals & Mining - Excluding Steel (0.1%)
200	Cleveland-Cliffs, Inc. Rule 144A, Senior Secured Notes (Callable 10/17/22 @ 107.41)(1)	(B, Ba3)	10/17/25	9.875	223,500

Mortgage Backed (0.9%)
1,018	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 11/02/20 @ 100.00)	(B+, Ba3)	02/01/21	3.625	1,020,978
565	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(B+, Ba3)	12/15/21	5.000	560,762

					1,581,740

Oil Field Equipment & Services (0.6%)
253	Pioneer Energy Services Corp., PIK, Rule 144A, Senior Unsecured Notes (1),(5),(7),(8)	(NR, NR)	08/28/25	5.000	79,948
2,500	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(1)	(CCC+, Caa2)	02/15/25	8.250	1,000,000

					1,079,948

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Oil Refining & Marketing (0.3%)
$500	Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.63)(1)	(BB-, B1)	10/01/25	7.500	$502,963

Packaging (4.1%)
290	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/12/20 @ 104.50)(1)	(B, Caa1)	02/15/25	6.000	301,397
133	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 02/01/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	138,461
2,000	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 11/02/20 @ 103.44)(1)	(CCC+, Caa2)	01/15/25	6.875	2,005,000
400	Intelligent Packaging Ltd. Co-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 09/15/22 @ 103.00)(1)	(B, B3)	09/15/28	6.000	406,370
1,710	Plastipak Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/02/20 @ 103.13)(1)	(B, B3)	10/15/25	6.250	1,713,206
2,050	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 11/02/20 @ 102.44)(1)	(BB-, Ba3)	10/15/25	4.875	2,080,433
350	Trivium Packaging Finance B.V., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.75)(1)	(B, B2)	08/15/26	5.500	363,291

					7,008,158

Personal & Household Products (0.8%)
1,350	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 11/02/20 @ 104.44)(1),(2)	(NR, NR)	03/15/25	8.875	33,750
1,174	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1)	(B+, B1)	12/31/25	6.750	1,239,744

					1,273,494

Pharmaceuticals (4.6%)
500	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(1)	(B, B3)	04/01/26	9.250	550,650
42	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 11/02/20 @ 100.00)(1)	(B, B3)	05/15/23	5.875	41,823
250	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B, B3)	12/15/25	9.000	272,575
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/24 @ 103.63)(1)	(B, B3)	05/30/29	7.250	539,592
700	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.63)(1)	(B, B3)	01/30/30	5.250	690,284
1,300	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 11/02/20 @ 103.50)(1)	(BB, Ba2)	03/15/24	7.000	1,346,800
1,000	Catalent Pharma Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/02/20 @ 102.44)(1)	(B+, B3)	01/15/26	4.875	1,023,560
650	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 11/02/20 @ 102.94)(1)	(B+, B2)	10/15/24	5.875	651,719
800	Horizon Therapeutics U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(B+, Ba3)	08/01/27	5.500	850,352
1,782	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)(3)	(B-, B3)	12/15/24	4.375	1,783,114

					7,750,469

Real Estate Development & Management (0.4%)
718	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	748,460

Real Estate Investment Trusts (0.5%)
900	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/02/20 @ 102.63)(1)	(BB-, Ba3)	05/01/25	5.250	910,328

Recreation & Travel (6.5%)
1,500	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B1)	05/01/25	7.250	1,580,467
1,035	Canada’s Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(CCC, B3)	04/15/27	5.375	1,032,412
1,325	Cedar Fair LP, Global Company Guaranteed Notes (Callable 07/15/24 @ 102.63)	(CCC, B3)	07/15/29	5.250	1,274,239
750	Merlin Entertainments Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/17/26 @ 100.00)(1),(3)	(CCC+, B1)	06/15/26	5.750	717,045

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Recreation & Travel
$500	Motion Bondco DAC, Rule 144A, Company Guaranteed Notes (Callable 11/15/22 @ 103.31)(1)	(CCC-, Caa1)	11/15/27	6.625	$435,335
800	Powdr Corp., Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 103.00)(1)	(B, B1)	08/01/25	6.000	821,000
400	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1)	(B-, B2)	05/01/25	8.750	424,750
1,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 11/02/20 @ 102.44)(1)	(CCC, B3)	07/31/24	4.875	1,083,645
650	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1),(3)	(CCC, B3)	04/15/27	5.500	617,208
350	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(1)	(B, Ba2)	07/01/25	7.000	372,969
2,115	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB-, B2)	11/01/27	4.875	2,035,053
625	Vail Resorts, Inc., 144A, Company Guaranteed Notes (Callable 05/15/22 @ 103.13)(1)	(BB, B2)	05/15/25	6.250	664,063

					11,058,186

Restaurants (1.3%)
2,075	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 11/02/20 @ 102.50)(1)	(B+, B2)	10/15/25	5.000	2,131,139

Software - Services (3.9%)
610	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	643,550
257	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(BB-, B1)	12/01/27	5.250	267,996
250	KBR, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/30/23 @ 102.38)(1)	(B+, B1)	09/30/28	4.750	251,875
1,175	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.13)(1),(3)	(CCC+, Caa1)	02/01/28	8.250	1,234,484
160	Presidio Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/23 @ 102.44)(1)	(B, B1)	02/01/27	4.875	161,875
2,675	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/02/20 @ 105.25)(1)	(CCC+, Caa1)	03/01/24	10.500	2,798,719
750	SS&C Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/30/22 @ 104.13)(1)	(B+, B2)	09/30/27	5.500	797,977
375	WEX, Inc., Rule 144A, Senior Secured Notes (Callable 11/02/20 @ 100.79)(1)	(BB-, Ba2)	02/01/23	4.750	376,836

					6,533,312

Specialty Retail (3.4%)
40	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/23 @ 102.25)(1)	(BB, B1)	03/01/28	4.500	40,325
491	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/25 @ 102.38)(1)	(BB, B1)	03/01/30	4.750	495,603
950	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/30/21 @ 104.25)(1)	(B-, B2)	10/30/25	8.500	1,001,657
1,000	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/02/20 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	1,031,145
750	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 10/30/20 @ 102.69)	(B+, Ba3)	12/01/24	5.375	764,366
1,000	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, Ba3)	05/15/26	5.500	1,033,795
1,650	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(1)	(NR, Caa2)	05/01/25	7.500	1,163,250
200	Sally Capital, Inc., Rule 144A, Secured Notes (Callable 04/30/22 @ 104.38)(1)	(BB-, Ba2)	04/30/25	8.750	219,750

					5,749,891

Steel Producers/Products (0.3%)
500	Allegheny Technologies, Inc., Global Senior Unsecured Notes (Callable 12/01/22 @ 102.94)(3)	(B, B3)	12/01/27	5.875	481,413

Support - Services (4.6%)
575	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	487,689

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Support - Services
$1,635	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B, B2)	07/31/26	7.125	$1,622,738
200	Granite Merger Sub 2, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/22 @ 108.25)(1)	(CCC+, Caa1)	07/15/27	11.000	211,087
1,467	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/02/20 @ 103.84)(1)	(B-, Caa1)	06/01/25	5.125	1,468,804
625	Korn Ferry, Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.31)(1)	(BB, Ba3)	12/15/27	4.625	634,375
200	Sabre Global, Inc., Rule 144A, Senior Secured Notes (Callable 03/16/25 @ 100.00)(1)	(B, Ba3)	04/15/25	9.250	220,489
1,172	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 10/13/20 @ 103.38)(1)	(CCC+, Caa1)	06/01/25	6.750	1,198,352
253	United Rentals North America, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 102.44)	(BB-, Ba3)	01/15/28	4.875	265,966
1,782	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes (1)	(CCC+, NR)	05/01/25	7.875	1,141,576
595	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.31)(1)	(B+, B3)	08/15/28	4.625	598,520

					7,849,596

Tech Hardware & Equipment (2.1%)
817	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 10/13/20 @ 103.00)(1)	(B-, B3)	06/15/25	6.000	829,173
525	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(B-, B3)	03/15/27	5.000	504,984
1,325	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 104.13)(1)	(B-, B3)	03/01/27	8.250	1,379,663
150	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/22 @ 103.00)(1)	(B+, Ba3)	03/01/26	6.000	156,572
225	Xerox Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 100.00)(1)	(BB, Ba1)	08/15/25	5.000	222,642
525	Xerox Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 07/15/28 @ 100.00)(1)	(BB, Ba1)	08/15/28	5.500	518,228

					3,611,262

Telecom - Wireless (0.6%)
950	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/23 @ 102.38)	(BB, Ba3)	02/01/28	4.750	1,017,441

Telecom - Wireline Integrated & Services (4.4%)
1,250	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(B, B2)	05/15/26	7.500	1,324,725
850	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B, B2)	05/01/26	7.375	891,608
205	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BBB-, Baa3)	05/15/27	5.375	223,461
90	GCI LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/21 @ 103.31)(1)	(B, B3)	06/15/24	6.625	96,759
2,651	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/02/20 @ 105.91)(1)	(CCC-, Caa2)	12/31/24	7.875	1,375,206
1,325	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	((P)B+, B1)	10/15/27	6.750	1,386,281
1,650	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, Ba3)	11/15/25	4.750	1,717,394
400	Zayo Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/23 @ 103.06)(1)	(CCC+, Caa1)	03/01/28	6.125	413,568

					7,429,002

Theaters & Entertainment (2.8%)
2,243	AMC Entertainment Holdings, Inc., PIK, Rule 144A, Secured Notes (Callable 06/15/23 @ 106.00)(1),(5)	(CCC-, Ca)	06/15/26	12.000	639,255
264	AMC Entertainment Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/22 @ 105.25)(1)	(B-, Caa2)	04/24/26	10.500	191,400
1,250	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 11/02/20 @ 100.81)	(B+, Caa1)	06/01/23	4.875	1,069,531
380	Cinemark U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1)	(BB, Ba3)	05/01/25	8.750	404,463

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Theaters & Entertainment
$150	Expedia Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 100.00)(1)	(BBB-, Baa3)	05/01/25	6.250	$165,658
350	Expedia Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/22 @ 103.50)(1)	(BBB-, Baa3)	05/01/25	7.000	378,889
1,025	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/06/20 @ 103.66)(1)	(B, B3)	11/01/24	4.875	993,609
700	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 104.22)(1)	(B, B3)	03/15/26	5.625	677,250
325	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1)	(B, B3)	10/15/27	4.750	304,891

					4,824,946

Transport Infrastructure/Services (1.0%)
2,110	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 11/02/20 @ 100.00)(1)	(B-, Caa2)	08/15/22	11.250	1,656,350

TOTAL CORPORATE BONDS (Cost $164,346,032)					156,068,862

BANK LOANS (33.9%)
Advertising (0.3%)
397	Southern Graphics, Inc., LIBOR 1M + 3.250%(10)	(CCC+, B3)	12/31/22	3.397	239,363
725	Southern Graphics, Inc., LIBOR 1M + 7.500%(9),(10)	(CCC-, Caa3)	12/31/23	7.647	237,438

					476,801

Aerospace & Defense (0.4%)
686	Sequa Mezzanine Holdings LLC, LIBOR 3M + 6.750%(10)	(CCC+, Caa1)	11/28/23	7.750	650,710

Auto Parts & Equipment (0.7%)
735	Dayco Products LLC, LIBOR 3M + 4.250%(10)	(CCC+, Caa2)	05/19/23	4.506	471,511
205	Jason Group, Inc., LIBOR 3M + 10.000%(8),(10)	(CCC-, Caa3)	03/02/26	11.000	204,594
599	U.S. Farathane LLC, LIBOR 3M + 3.500%(10)	(CCC, Caa3)	12/23/21	4.500	522,025

					1,198,130

Building & Construction (1.2%)
1,369	ACProducts, Inc., LIBOR 3M + 6.500%(10)	(B, B2)	08/18/25	7.500	1,375,392
747	TRC Companies, Inc., LIBOR 1M + 5.000%(10)	(B, B2)	06/21/24	6.000	734,509

					2,109,901

Building Materials (1.4%)
1,000	Airxcel, Inc., LIBOR 2M + 8.750%(10)	(CCC, Ca)	04/27/26	8.938	862,500
1,473	LBM Borrower LLC, LIBOR 3M + 3.750%(10)	(B+, B2)	08/20/22	4.750	1,475,602

					2,338,102

Chemicals (4.8%)
1,485	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(10)	(BB-, B1)	08/27/26	6.250	1,485,616
313	Ascend Performance Materials Operations LLC, LIBOR 3M + 6.000%(10)	(B-, Caa1)	08/28/25	6.251	313,437
180	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(9),(10)	(CCC, Caa2)	11/18/24	9.000	144,375
1,631	PMHC II, Inc., LIBOR 12M + 3.500%(10)	(CCC+, Caa1)	03/31/25	4.500	1,487,390
1,572	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%(8),(10)	(B-, B2)	10/15/25	4.910	1,516,980
1,176	UTEX Industries, Inc., LIBOR 3M + 4.000%(2),(10)	(NR, Ca)	05/22/21	0.000	368,853
1,750	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(9),(10)	(CCC, Caa3)	10/27/25	9.250	1,343,860
1,515	Zep, Inc., LIBOR 6M + 4.000%(10)	(CCC+, B3)	08/12/24	5.000	1,430,128

					8,090,639

Diversified Capital Goods (0.3%)
1,005	Dynacast International LLC, LIBOR 3M + 8.500%(10)	(CCC-, Caa3)	01/30/23	9.500	582,900

Electronics (2.2%)
750	CPI International, Inc., LIBOR 1M + 7.250%(8),(9),(10)	(CCC, Caa2)	07/26/25	8.250	663,336
1,550	EXC Holdings III Corp., LIBOR 3M + 7.500%(10)	(CCC+, Caa2)	12/01/25	8.500	1,527,238
1,561	Oberthur Technologies SA, LIBOR 3M + 3.750%(10)	(B-, B3)	01/10/24	3.970	1,507,113

					3,697,687

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Food - Wholesale (0.6%)
$ 1,099	United Natural Foods, Inc., LIBOR 1M + 4.250%(10)	(B, B3)	10/22/25	4.397	$1,075,002

Gas Distribution (1.4%)
1,480	BCP Renaissance Parent LLC, LIBOR 2M + 3.500%(8),(10)	(B, B2)	11/01/24	3.689	1,287,984
1,231	Traverse Midstream Partners LLC, LIBOR 1M + 4.000%(8),(10)	(B, B3)	09/27/24	5.000	1,139,589

					2,427,573

Health Facility (0.3%)
486	Western Dental Services, Inc., LIBOR 3M + 5.250%(8),(10)	(CCC+, Caa1)	06/30/23	6.250	432,720

Health Services (1.5%)
1,926	Athenahealth, Inc., LIBOR 3M + 4.500%(10)	(B, B2)	02/11/26	4.750	1,904,661
597	Carestream Health, Inc., LIBOR 3M + 6.750%(10)	(B-, B1)	05/08/23	7.750	583,001

					2,487,662

Insurance Brokerage (1.6%)
1,935	Acrisure LLC, LIBOR 1M + 3.500%(10)	(B, B2)	02/15/27	3.647	1,874,666
834	Alera Group Holdings, Inc., LIBOR 6M + 4.000%(8),(10)	(B, B2)	08/01/25	4.147	822,158

					2,696,824

Investments & Misc. Financial Services (1.2%)
993	Advisor Group, Inc., LIBOR 1M + 5.000%(10)	(B-, B2)	07/31/26	5.147	963,966
865	Deerfield Dakota Holding LLC, LIBOR 1M + 8.000%(8),(10)	(CCC, Caa2)	04/07/28	9.000	882,692
691	Ditech Holding Corp., PRIME + 7.000%(2),(10)	(NR, Wr)	06/30/22	10.000	165,867

					2,012,525

Life Insurance (0.6%)
1,071	Vida Capital, Inc., LIBOR 1M + 6.000%(8),(10)	(B, B2)	10/01/26	6.147	1,071,125

Machinery (1.5%)
496	Granite Holdings U.S. Acquisition Co., LIBOR 3M + 5.250%(10)	(CCC+, B1)	09/30/26	5.470	471,438
798	LTI Holdings, Inc., LIBOR 1M + 6.750%(9),(10)	(CCC+, Caa3)	09/06/26	6.897	708,060
445	LTI Holdings, Inc., LIBOR 1M + 3.500%(10)	(B-, B3)	09/06/25	3.647	415,943
1,125	WireCo WorldGroup, Inc., LIBOR 6M + 9.000%(9),(10)	(CCC+, Caa3)	09/30/24	10.000	871,875

					2,467,316

Medical Products (1.4%)
875	ABB Concise Optical Group LLC, LIBOR 1M + 5.000%(10)	(CCC+, B3)	06/15/23	6.000	760,101
987	Maravai Intermediate Holdings LLC, LIBOR 1M + 4.250%(8),(10)	(B-, B2)	08/01/25	5.250	989,874
596	Sotera Health Holdings LLC, LIBOR 3M + 4.500%(10)	(B, B2)	12/11/26	5.500	593,772

					2,343,747

Metals & Mining - Excluding Steel (0.9%)
1,482	GrafTech Finance, Inc., LIBOR 1M + 3.500%(10)	(BB-, B1)	02/12/25	4.500	1,468,667

Packaging (0.1%)
540	Strategic Materials, Inc., LIBOR 3M + 7.750%(8),(9),(10)	(CC, C)	10/31/25	8.750	191,700

Personal & Household Products (1.4%)
1,255	Serta Simmons Bedding LLC, LIBOR 1M + 7.500%(10)	(B+, B2)	08/10/23	8.500	1,249,054
761	Serta Simmons Bedding LLC, LIBOR 1M + 7.500%(10)	(B, Caa2)	08/10/23	8.500	627,413
479	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(10)	(B-, B2)	11/30/23	4.750	474,566

					2,351,033

Pharmaceuticals (0.6%)
1,240	Akorn, Inc., LIBOR 1M + 13.750%(2),(10)	(D, NR)	04/16/21	14.750	1,074,648

Recreation & Travel (1.8%)
1,613	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(10)	(CCC-, Caa3)	09/04/26	7.897	1,351,275
993	Bulldog Purchaser, Inc., LIBOR 1M + 3.750%(10)	(B-, B3)	09/05/25	3.897	862,670
1,032	Hornblower Sub LLC, LIBOR 3M + 4.500%(10)	(CCC-, Caa2)	04/27/25	5.500	869,066

					3,083,011

Restaurants (0.1%)
185	Golden Nugget, Inc., LIBOR 1M + 12.000%(8),(10)	(NR, NR)	10/04/23	13.000	214,484

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Restaurants
$ 15	Golden Nugget, Inc., LIBOR 3M + 12.000%(8),(10)	(NR, NR)	10/04/23	13.000	$17,214

					231,698

Software - Services (3.3%)
498	Aston FinCo Sarl, LIBOR 1M + 4.250%(10)	(B-, B2)	10/09/26	4.401	490,038
1,750	Epicor Software Corp., LIBOR 1M + 7.750%(10)	(CCC, Caa2)	07/31/28	8.750	1,804,687
174	Finastra U.S.A., Inc., LIBOR 3M + 3.500%(10)	(CCC+, B2)	06/13/24	4.500	162,781
2,003	Finastra U.S.A., Inc., LIBOR 6M + 7.250%(10)	(CCC-, Caa2)	06/13/25	8.250	1,892,189
500	Hyland Software, Inc., LIBOR 1M + 7.000%(10)	(CCC, Caa1)	07/07/25	7.750	498,960
296	LDiscovery LLC, LIBOR 3M + 5.875%(10)	(B, B3)	12/09/22	6.875	283,607
484	Project Leopard Holdings, Inc., LIBOR 3M + 4.250%(10)	(B, B2)	07/07/23	5.250	477,071

					5,609,333

Specialty Retail (0.9%)
750	Boing U.S. Holdco, Inc., LIBOR 1M + 7.500%(9),(10)	(CCC, Caa2)	10/03/25	8.500	708,750
810	Sally Holdings LLC(8)	(BB+, Ba1)	07/05/24	4.500	807,978

					1,516,728

Support - Services (0.9%)
739	IG Investment Holdings LLC, LIBOR 3M + 4.000%(10)	(B-, B2)	05/23/25	5.000	730,126
164	Nuvei Technologies Corp., LIBOR 1M + 5.000%(8),(10)	(B-, B2)	09/29/25	6.000	164,459
650	USS Ultimate Holdings, Inc., LIBOR 3M + 7.750%(9),(10)	(CCC, Caa2)	08/25/25	8.750	621,972

					1,516,557

Telecom - Wireline Integrated & Services (0.4%)
875	TVC Albany, Inc., LIBOR 1M + 7.500%(8),(9),(10)	(CCC, Caa2)	07/23/26	7.650	765,625

Theaters & Entertainment (2.1%)
1,530	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(10)	(B-, B3)	07/03/26	5.500	1,490,112
1,594	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(10)	(CCC+, B3)	05/18/25	2.900	1,371,948
746	William Morris Endeavor Entertainment LLC, LIBOR 1M + 8.500%(8),(10)	(CCC+, B3)	05/18/25	9.500	746,250

					3,608,310

TOTAL BANK LOANS (Cost $62,762,817)					57,576,674

ASSET BACKED SECURITIES (3.7%)
Collateralized Debt Obligations (3.7%)
1,000	Anchorage Credit Opportunities CLO 1 Ltd., 2019-1A, Rule 144A, LIBOR 3M + 7.550% (1),(10)	(BB-, NR)	01/20/32	7.822	943,046
750	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, LIBOR 3M + 7.940% (1),(10)	(NR, NR)	10/15/32	8.212	735,000
1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, LIBOR 3M + 6.350% (1),(10)	(BB-, NR)	01/17/33	6.623	949,903
1,000	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 6.750% (1),(10)	(NR, Ba3)	01/20/29	7.022	866,843
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230% (1),(10)	(BB-, NR)	10/20/32	7.502	965,896
750	Octagon Investment Partners 48 Ltd., 2020-3A, Rule 144A, LIBOR 3M + 7.660% (1),(10)	(BB-, NR)	10/20/31	7.892	739,718
1,000	Symphony Credit Opportunities Fund Ltd., 2015-2A, Rule 144A, LIBOR 3M + 3.060% (1),(10)	(NR, Baa3)	07/15/28	3.335	973,706

TOTAL ASSET BACKED SECURITIES (Cost $6,403,112)					6,174,112

Number of Shares

COMMON STOCKS (0.5%)
Auto Parts & Equipment (0.3%)
18,270	Jason Group, Inc.(8),(11)				92,630
46,071	Remainco LLC(7),(8),(11)				452,417

					545,047

Building & Construction (0.0%)
5	White Forest Resources, Inc.(7),(8),(9),(11)				—

Number of Shares		Value

COMMON STOCKS (continued)
Chemicals (0.0%)
2,794	Project Investor Holdings LLC(7),(8),(9),(11)	$28
46,574	Proppants Holdings LLC(7),(8),(9),(11)	61,477

		61,505

Energy - Exploration & Production (0.1%)
4,796	Independence Contract Drilling, Inc.(11)	11,702
12,239	Talos Energy, Inc.(11)	78,942

		90,644

Oil Field Equipment & Services (0.0%)
2,820	Pioneer Energy Services Corp.(7),(8),(11)	2,087

Support - Services (0.1%)
800	LTR Holdings LLC(7),(8),(9),(11)	151,432
433	Sprint Industrial Holdings LLC, Class G(7),(8),(9),(11)	—
39	Sprint Industrial Holdings LLC, Class H(7),(8),(9),(11)	—
96	Sprint Industrial Holdings LLC, Class I(7),(8),(9),(11)	1

		151,433

Theaters & Entertainment (0.0%)
6,614	AMC Entertainment Holdings, Inc.(11)	31,152
22	NEG Holdings LLC, Litigation Trust Units(7),(8),(9),(11)	—

		31,152

TOTAL COMMON STOCKS (Cost $2,657,494)		881,868

WARRANT (0.0%)
Chemicals (0.0%)
11,643	Project Investor Holdings LLC, expires 02/20/2022(7),(8),(9),(11) (Cost $6,054)	—

SHORT-TERM INVESTMENTS (3.1%)
5,304,068	State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(12) (Cost $5,304,068)	5,304,068
TOTAL INVESTMENTS AT VALUE (133.1%) (Cost $241,479,577)		226,005,584

LIABILITIES IN EXCESS OF OTHER ASSETS (-33.1%)		(56,182,314)

NET ASSETS (100.0%)		$169,823,270

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities amounted to a value of $140,753,071 or 82.9% of net assets.

(2)	Bond is currently in default.
(3)	Security or portion thereof is out on loan.
(4)	This security is denominated in British Pound.
(5)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(6)	This security is denominated in Euro.
(7)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
(8)	Security is valued using significant unobservable inputs.
(9)	Illiquid security (unaudited).
(10)	Variable rate obligation — The interest rate shown is the rate in effect as of September 30, 2020.
(11)	Non-income producing security.
(12)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at September 30, 2020.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	292,827	USD	325,732	10/13/20	Deutsche Bank AG	$325,732	$343,462	$17,730
EUR	879,075	USD	981,215	10/13/20	JPMorgan Chase	981,215	1,031,082	49,867
GBP	36,818	USD	44,950	10/13/20	Deutsche Bank AG	44,950	47,601	2,651
GBP	43,871	USD	54,312	10/13/20	Barclays Bank PLC	54,312	56,720	2,408
USD	142,637	EUR	126,806	10/13/20	JPMorgan Chase	(142,637)	(148,734)	(6,097)
USD	1,951,639	EUR	1,736,952	10/13/20	Morgan Stanley	(1,951,639)	(2,037,301)	(85,662)
USD	188,182	EUR	170,105	10/13/20	Deutsche Bank AG	(188,182)	(199,519)	(11,337)
USD	665,333	GBP	538,587	10/13/20	Morgan Stanley	(665,333)	(696,322)	(30,989)
USD	14,424	GBP	10,946	10/13/20	Barclays Bank PLC	(14,424)	(14,152)	272
USD	47,073	GBP	37,959	10/13/20	Deutsche Bank AG	(47,073)	(49,078)	(2,005)
USD	32,645	GBP	25,953	10/13/20	JPMorgan Chase	(32,645)	(33,555)	(910)

								$(64,072)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Directors (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1–quoted prices in active markets for identical investments
•	Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$155,985,184	$83,678		$156,068,862
Bank Loans	—	45,657,912	11,918,762		57,576,674
Asset Backed Securities	—	6,174,112	—		6,174,112
Common Stocks	121,796	—	760,072		881,868
Warrants	—	—	0	(1)	0	(1)
Short-term Investment	—	5,304,068	—		5,304,068

	$121,796	$213,121,276	$12,762,512		$226,005,584

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$72,928	$—		$72,928

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$137,000	$—		$137,000

(1)	Includes zero valued securities.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of September 30, 2020 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrant		Total
Balance as of December 31, 2019	$3,730	$14,127,238	$1,648,703	$0	(1)	$15,779,671
Accrued discounts (premiums)	—	45,303	—	—		45,303
Purchases	856,000	6,531,589	1,902,195	—		9,289,784
Sales	(389,149)	(1,827,925)	(444,506)	—		(2,661,580)
Realized gain (loss)	(281,851)	(186,130)	(710,105)	—		(1,178,086)
Change in unrealized appreciation (depreciation)	(105,052)	(1,053,064)	(1,636,215)	—		(2,794,331)
Transfers into Level 3	—	3,703,066	—	—		3,703,066
Transfers out of Level 3	—	(9,421,315)	—	—		(9,421,315)

Balance as of September 30, 2020	$83,678	$11,918,762	$760,072	$0	(1)	$12,762,512

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2020	$(105,052)	$(459,714)	$(1,023,340)	—		$(1,588,106)

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 09/30/2020	Valuation Techniques	Unobservable Input	Range (Weighted Average) *
Corporate Bonds	$3,730	Income Approach	Expected remaining distribution	$0.01 (N/A)
	$79,948	Market Approach	EBITDA Multiples	5.9 (N/A)
Bank Loans	$11,918,762	Vendor Pricing	Single Broker Quote	$0.36 - $1.16 ($0.95)
Common Stocks	$92,630	Vendor Pricing	Single Broker Quote	$5.07 (N/A)
	$215,024	Market Approach	EBITDA Multiples	3.2 - 8.1 (7.5)
	$452,418	Income Approach	Expected remaining distribution	$0.00 - $9.82 ($9.82)
Warrant	$0	Market Approach	EBITDA Multiples	6.0 (N/A)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended September 30, 2020, $3,703,066 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $9,421,315 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.